Share-based compensation	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

15. Share-based compensation

As mentioned in Note 2. Summary of significant accounting policies, to reward the efforts of employees, officers, directors, and certain consultants, and to promote the Company’s growth and development, the Board may approve, upon occasion, various share-based awards.

Below is a table that summarizes the key information regarding the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (Years)	Aggregate intrinsic value
Outstanding as of January 1, 2024	586,923	€4.84	6.53	€67,596
Granted	587,650	2.87	9.50	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	(204,265)	5.94	-	-
Outstanding as of December 31, 2024	970,308	€3.65	8.75	€706,366
Exercisable as of December 31, 2024	514,210	€4.13	8.23	€199,667
Outstanding, expected to vest as of December 31, 2024	456,098	€3.10	9.33	€506,699

Outstanding as of January 1, 2025	970,308	€3.65	8.75	€706,366
Granted	495,507	3.83	9.93	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of June 30, 2025	1,465,815	€3.40	8.82	€634,066
Exercisable as of June 30, 2025	662,291	€3.56	7.98	€270,230
Outstanding, expected to vest as of June 30, 2025	803,524	€3.27	9.51	€363,835

At January 1, 2024, there were 586,923 granted stock options and 1,234,772 stock options remaining available for grant.

In April 2024, non-qualified stock options (“NSOs”) on 147,783 shares expired unexercised. These options had a two (2) year term and were awarded to the Company’s former Chairman in April 2022, according to the terms of a sub-plan called the “2021-2025 Chairman Sub-Plan” (or the “Sub-Plan”) attached to the original Equity Incentive Plan 2021–2025.

In July 2024, the Board, as the administrator of the Equity Incentive Plan 2021-2025, awarded NSOs on 587,650 shares to the Company’s directors, officers, and employees. The directors’ NSOs vest immediately with a 10-year term. The officer and employee NSOs have a 10-year term and vest monthly over a three (3) year period, except that employees with less than one year of service have a one-year cliff vesting from the date of hire, and then monthly vesting thereafter. All options have an exercise price utilizing the stock price at the date of grant of $3.083 per share.

In the second half of 2024, two employees and a consultant left the Company. As per the applicable rules, the options already granted to employees and consultants, but not yet vested as of the termination date of their respective employment or consultancy contracts, have been returned to the stock option pool for a total of 56,482. Combined with those already returned to the pool in April 2024, a total of 204,265 options were returned to the pool in 2024.

At December 31, 2024, there were 970,308 granted stock options and 858,678 stock options remaining available for grant.

In June 2025, the Board, as the administrator of the Equity Incentive Plan 2021–2025, awarded NSOs on 495,507 shares to the Company’s directors, officers, and employees. For the Chairman and CEO, the NSOs vest monthly over three (3) years and have a 10-year term. For the other two directors of the Company, the NSOs vest monthly over one (1) year, also with a 10-year term. The NSOs granted to officers and employees also have a 10-year term and vest monthly over three (3) years, except for employees with less than one (1) year of service, whose options include a one-year cliff vesting from the date of hire, followed by monthly vesting thereafter.

In June 2025, the CFO was awarded 23,007 NSOs instead of a portion of his 2023 and 2024 performance cash bonus. These options vested immediately and have a 10-year term.

At June 30, 2025, there were 1,670,080 granted stock options and 448,831 stock options remaining available for grant.

All options were granted with an exercise price of $4.36 per share, reflecting the stock price on the date of grant.

The Company calculates the fair value of stock option awards granted to employees and non-employees using the Black-Scholes option-pricing method. The Company chose this method because it is considered easier to apply, and it is a defined equation that incorporates only one set of inputs. As a result, it is the model most commonly in use.

If the Company determined that other methods were more reasonable, or other methods for calculating these assumptions were prescribed by regulators, the fair value calculated for the Company’s stock options could change significantly. Higher volatility and longer expected lives would result in an increase in the share-based compensation expense to non-employees determined at the date of grant. Share-based compensation expense to non-employees affects the Company’s general and administrative expenses and research and development expenses, depending on the non-employee’s function.

The Company calculated the stock-based compensation expense for the granted options using the Black-Scholes method, applying the following inputs for each stock grant:

●	The option’s exercise price.
●	The option’s expected term.
●	The underlying share’s current price.
●	The underlying share’s expected price volatility during the option’s expected (or in certain cases, contractual) term, or in cases where the calculated value is used, the historical volatility of an appropriate industry sector index.
●	The underlying shares’ expected dividends during the option’s expected (or in certain cases, contractual) term, except in cases such as when dividend protection is provided; and
●	The risk-free interest rate during the option’s expected (or in certain cases, contractual) term.

The Company’s share-based compensation expense for the period ended June 30, 2025, and June 30, 2024, is represented by the following table:

	Year ended June 30
	2025	2024
(in Euros)
Research & development expense	€82,369	€37,173
Research & development expense - related party	39,806	-
General & administrative expense	68,449	114,219
General & administrative expense - related party	161,740	81,376
Total	€352,364	€232,768
Unrecognized expense	€2,652,303	€747,043

For the six months ended June 30, 2025, and June 30, 2024, the Company recorded €352,364 and €232,768, respectively, as the fair value of the stock options granted. The amount of unrecognized expense at June 30, 2025, and June 30, 2024, was €2,652,303 and €747,043, respectively.

The amount of stock option expenses recognized in the Consolidated Statements of Operations and Comprehensive Loss, totaling €352,364, differs from the €424,360 reported in the Consolidated Statements of Changes in Shareholders’ Equity. The difference of €71,995 is explained by the partial offset of provisions previously accrued in the Consolidated Balance Sheets for 2023 and 2024 performance bonuses.

The weighted average grant date fair value of the options granted during the six months ended June 30, 2025, was €3.83 per share.

There were no options granted during the six months ended June 30, 2024.

Weighted average shares

The weighted average number of shares outstanding is calculated by weighting the shares outstanding during the period for the length of time they were outstanding. For the six months ended June 30, 2025, and June 30, 2024, the Company had weighted average ordinary shares outstanding of 18,767,859 and 18,256,622, respectively. The Company’s ordinary shares have no par value.